Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Scheduled Maturities Of Time Deposits

2019	$175,527
2020	39,790
2021	14,917
2022	31,770
2023	11,661
Thereafter	-
Total	$273,665